INCOME TAXES (Details) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current:
Federal					$ 323,386	$ 315,820	$ 108,297
Foreign					15,841	14,551	13,201
State					21,197	32,916	10,542
Total current					360,424	363,287	132,040
Deferred:
Federal					28,183	35,530	196,373
Foreign					(3,265)	(1,409)	(6,484)
State					2,206	(4,564)	7,042
Total deferred			$ 134,185	$ 13,751	27,124	29,557	196,931
Total provision	$ 77,769	$ 100,838	206,569	190,601	387,548	392,844	328,971
Amounts of domestic and foreign income before income taxes
Domestic					1,061,006	1,071,435	886,484
Foreign					35,308	42,862	16,096
Income from continuing operations before income taxes	$ 227,305	$ 275,427	$ 559,162	$ 538,372	1,096,314	1,114,297	$ 902,580
Deferred tax liabilities:
Property, plant and equipment					1,187,774	1,161,134
Available-for-sale securities					83,787	117,567
Other					67	55
Total deferred tax liabilities					1,271,628	1,278,756
Deferred tax assets:
Pension reserves					1,370	2,146
Self-insurance reserves					10,311	8,357
Net operating loss and foreign tax credit carryforwards					48,285	54,867
Financial accruals					52,289	48,963
Other					8,332	7,487
Total deferred tax assets					120,587	121,820
Valuation allowance					47,699	49,631
Net deferred tax assets					72,888	72,189
Net deferred tax liabilities					1,198,740	$ 1,206,567
Operating Loss Carryforwards
Amount of foreign tax credit carryforwards for income tax purposes					49,900
Deferred tax asset prior to consideration of valuation allowance					$ 39,200
Effective income tax rates as compared to the U.S. Federal income tax rate
U.S. Federal income tax rate (as a percent)			35.00%		35.00%	35.00%	35.00%
Effect of foreign taxes (as a percent)					1.20%	1.10%	0.70%
State income taxes, net of federal tax benefit (as a percent)					1.40%	1.50%	1.40%
U.S. domestic production activities (as a percent)					(2.60%)	(2.10%)	(1.10%)
Other					0.40%	(0.20%)	0.40%
Effective income tax rate (as a percent)	34.20%	36.60%	36.90%	35.40%	35.40%	35.30%	36.40%
Accrued interest and penalties related to unrecognized tax benefits					$ 6,400	$ 5,200
Reconciliation of the change in gross unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period			$ 10,747	$ 8,129	8,129	8,438
Gross decreases - tax positions in prior periods					(4)	(914)
Gross increases - tax positions in prior periods					4,293	1,896
Gross decreases - current period effect of tax positions					(836)	(437)
Gross increases - current period effect of tax positions					4	147
Expiration of statute of limitations for assessments					(533)	(562)
Settlements					(306)	(439)
Unrecognized tax benefits at the end of the period					10,747	8,129	$ 8,438
Unrecognized tax benefits related to discontinued operations					2,900	$ 100
Uncertain tax positions
Reasonably possible increase in the reserve for uncertain tax positions, low range	$ 8,400		8,400		8,600
Reasonably possible increase in the reserve for uncertain tax positions, high range	$ 11,000		$ 11,000		11,200
Uncertain tax positions related to discontinued operations					$ 3,500
IRS Issued Regulations
Period of tax impact					4 years
Amount of the expected net tax provision related to IRS issued regulations					$ 0
State and Local jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes					7,400
Net operating loss carryforward, valuation allowance					500
Foreign jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes					24,600
Net operating loss carryforward, valuation allowance					7,900
Foreign tax carryforwards which more likely than not will not be utilized					$ 39,200